Cash flow statement (Tables)	6 Months Ended
Jun. 30, 2019
Cash flow statement
Adjustments related to operating cash flow

	Six months ended June 30,
	2019	2018
	(Euro, in thousands)
Adjustment for non-cash transactions
Depreciation and amortization	€5,653	€3,684
Share-based compensation	16,751	10,540
Increase in retirement benefit liabilities and provisions	168	149
Unrealised exchange gains (-) /losses and non-cash other financial expenses	(1,424)	(5,241)
Fair value adjustment financial assets held at fair value through profit or loss	2,130	(154)
Total adjustment for non-cash transactions	23,278	8,978

Adjustment for items to disclose separately under operating cash flow
Interest expense	452	415
Interest income	(3,445)	(1,892)
Tax expense	129	137
Total adjustment for items to disclose separately under operating cash flow	(2,864)	(1,340)

Adjustment for items to disclose under investing and financing cash flows
Gain on sale of assets	(3)	—
Total adjustment for items to disclose under investing and financing cash flows	(3)	—

Change in working capital other than deferred income
Decrease in inventories	3	12
Increase in receivables	(32,895)	(3,204)
Increase in payables	16,974	21,357
Total change in working capital other than deferred income	€(15,918)	€18,165